UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-7529

Asian Small Companies Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2007

Item 1. Reports to Stockholders

Asian Small Companies Portfolio as of August 31, 2007

PORTFOLIO OF INVESTMENTS

Common Stocks — 99.4%
Security	Shares	Value
China — 17.1%
Chemicals — 0.4%
EcoGreen Fine Chemicals Group	6,142,000	$2,955,432
		$2,955,432
Commercial Services & Supplies — 1.9%
Sino-Environment Tech Group Ltd.(1)	7,801,000	$13,028,970
		$13,028,970
Containers & Packaging — 3.0%
AMVIG Holdings Ltd.	14,354,000	$20,898,165
		$20,898,165
Diversified Consumer Services — 1.4%
China Education Ltd.(1)	23,149,000	$9,398,117
		$9,398,117
Hotels, Restaurants & Leisure — 2.0%
Home Inns & Hotels Management, Inc. ADR(1)	476,159	$14,122,876
		$14,122,876
Personal Products — 2.0%
Beauty China Holdings Ltd.	17,813,000	$13,956,318
		$13,956,318
Software — 0.8%
Hi Sun Technology China Ltd.(1)	21,123,000	$5,768,831
		$5,768,831
Textiles, Apparel & Luxury Goods — 4.0%
Ports Design Ltd.	10,165,500	$27,410,804
		$27,410,804
Tobacco — 1.6%
Huabao International Holdings Ltd.	13,015,000	$11,342,119
		$11,342,119
Total China (identified cost $86,611,954)		$118,881,632

Hong Kong — 5.9%
Security	Shares	Value
Distributors — 1.2%
Integrated Distribution Services Group Ltd.	2,482,000	$8,004,185
		$8,004,185
Hotels, Restaurants & Leisure — 1.4%
Fairwood Holdings Ltd.	7,674,000	$9,644,051
		$9,644,051
Textiles, Apparel & Luxury Goods — 3.3%
Peace Mark Holdings Ltd.	15,562,000	$23,164,104
		$23,164,104
Total Hong Kong (identified cost $14,097,681)		$40,812,340
Malaysia — 15.5%
Commercial Services & Supplies — 2.1%
Pelikan International Corp.	11,398,300	$14,902,339
		$14,902,339
Construction Materials — 3.2%
Lafarge Malayan Cement BHD	46,946,100	$21,949,537
		$21,949,537
Electronic Equipment & Instruments — 1.9%
Uchi Technologies BHD	15,732,000	$12,902,698
		$12,902,698
Health Care Equipment & Supplies — 1.9%
Kossan Rubber Industries BHD	9,175,100	$13,167,218
		$13,167,218
Health Care Providers & Services — 2.1%
Pantai Holdings BHD(2)	18,910,300	$14,213,104
		$14,213,104
Software — 2.3%
Silverlake Axis Ltd.	36,252,000	$16,205,795
		$16,205,795

See notes to financial statements

Asian Small Companies Portfolio as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Wireless Telecommunication Services — 2.0%
Digi.Com BHD	2,447,600	$14,207,200
		$14,207,200
Total Malaysia (identified cost $75,169,952)		$107,547,891
Philippines — 2.5%
Construction Materials — 2.5%
Holcim Philippines, Inc.	100,332,000	$17,181,303
		$17,181,303
Total Philippines (identified cost $15,736,595)		$17,181,303
Republic of Korea — 2.5%
Commercial Services & Supplies — 1.5%
Fursys, Inc.	367,240	$10,391,923
		$10,391,923
Software — 1.0%
Duzon Digital Ware Co. Ltd.	400,982	$7,051,290
		$7,051,290
Total Republic of Korea (identified cost $15,671,389)		$17,443,213
Singapore — 31.1%
Air Freight & Logistics — 3.2%
Goodpack Ltd.	15,703,000	$22,026,709
		$22,026,709
Communications Equipment — 2.3%
Datacraft Asia Ltd.	14,170,000	$15,870,400
		$15,870,400
Computer Peripherals — 2.1%
Unisteel Tech Ltd.	11,355,000	$14,765,107
		$14,765,107

Security	Shares	Value
Diversified Consumer Services — 5.0%
Hartford Education Corp. Ltd.	5,382,350	$707,105
Raffles Education Corp. Ltd.	25,068,000	33,778,332
		$34,485,437
Health Care Equipment & Supplies — 1.2%
LMA International NV(1)	24,220,000	$8,731,709
		$8,731,709
IT Services — 3.1%
CSE Global Ltd.	25,854,500	$21,331,489
		$21,331,489
Machinery — 1.1%
Armstrong Industrial Corp. Ltd.	26,136,000	$7,457,885
		$7,457,885
Marine — 5.8%
Ezra Holdings Ltd.	10,343,760	$40,053,675
		$40,053,675
Real Estate Investment Trusts (REITs) — 2.8%
Ascott Residence Trust	17,409,000	$19,292,652
		$19,292,652
Real Estate Management & Development — 2.4%
Ascott Group Ltd.	16,484,000	$16,840,908
		$16,840,908
Specialty Retail — 2.1%
FJ Benjamin Holdings Ltd.	27,597,000	$14,682,788
		$14,682,788
Total Singapore (identified cost $132,901,827)		$215,538,759

See notes to financial statements

Asian Small Companies Portfolio as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Taiwan — 14.5%
Security	Shares	Value
Communications Equipment — 0.6%
Cipherlab Co. Ltd.	1,263,000	$4,114,443
		$4,114,443
Electronic Equipment & Instruments — 4.0%
Av Tech Corp.	3,390,584	$27,507,731
		$27,507,731
Health Care Equipment & Supplies — 2.1%
Johnson Health Tech Co. Ltd.	3,614,790	$14,274,826
		$14,274,826
Hotels, Restaurants & Leisure — 1.7%
Formosa International Hotels Corp.	1,423,157	$12,122,131
		$12,122,131
Machinery — 3.3%
Awea Mechantronic Co. Ltd.	6,075,124	$15,649,484
Nak Sealing Technologies Corp.	6,403,837	7,443,799
		$23,093,283
Metals & Mining — 2.8%
Gloria Material Tech Corp.	9,605,000	$19,692,607
		$19,692,607
Total Taiwan (identified cost $66,810,400)		$100,805,021
Thailand — 10.3%
Health Care Providers & Services — 2.2%
Bumrungrad Hospital Public Co. Ltd.(3)	12,168,100	$15,516,012
		$15,516,012
Hotels, Restaurants & Leisure — 3.1%
Major Cineplex Public Co. Ltd.(3)	19,927,800	$9,873,874
Minor International Public Co. Ltd.(3)	28,727,490	11,722,089
		$21,595,963
Real Estate Management & Development — 2.4%
Central Pattana PCL(3)	18,370,000	$16,330,079
		$16,330,079

Security	Shares	Value
Wireless Telecommunication Services — 2.6%
Total Access Communication PCL(1)	14,562,000	$18,056,880
		$18,056,880
Total Thailand (identified cost $35,717,416)		$71,498,934
Total Common Stocks (identified cost $442,717,214)		$689,709,093
Warrants — 0.3%
Security	Shares	Value
Singapore — 0.2%
Goodpack Ltd., Exp. 7/16/09, strike price SGD 1.38(1)	1,962,875	$991,871
		$991,871
Total Singapore (identified cost $0)		$991,871
Thailand — 0.1%
Minor International Public Co. Ltd., Exp. 3/29/08, strike price THB 6.00(1)	3,690,779	$839,058
		$839,058
Total Thailand (identified cost $0)		$839,058
Total Warrants (identified cost $0)		$1,830,929
Total Investments — 99.7% (identified cost $442,717,214)		$691,540,022
Other Assets, Less Liabilities — 0.3%		$2,286,563
Net Assets — 100.0%		$693,826,585

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)  Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

See notes to financial statements

Asian Small Companies Portfolio as of August 31, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of August 31, 2007

Assets
Investments, at value (identified cost, $442,717,214)	$691,540,022
Cash	6,922,747
Foreign currency, at value (identified cost, $5,643,139)	5,639,683
Dividends and interest receivable	2,401,173
Tax reclaims receivable	75,595
Total assets	$706,579,220
Liabilities
Payable for investments purchased	$8,126,735
Accrued foreign capital gains taxes	3,753,858
Payable to affiliate for investment advisory fee	413,589
Payable to affiliate for administration fee	140,507
Accrued expenses	317,946
Total liabilities	$12,752,635
Net Assets applicable to investors' interest in Portfolio	$693,826,585
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$448,755,632
Net unrealized appreciation (computed on the basis of identified cost)	245,070,953
Total	$693,826,585

Statement of Operations

For the Year Ended
August 31, 2007

Investment Income
Dividends (net of foreign taxes, $1,117,437)	$16,103,388
Interest	229,054
Total investment income	$16,332,442
Expenses
Investment adviser fee	$4,710,580
Administration fee	1,570,030
Trustees' fees and expenses	26,229
Custodian fee	918,727
Legal and accounting services	49,677
Miscellaneous	25,413
Total expenses	$7,300,656
Deduct — Reduction of custodian fee	$2
Total expense reductions	$2
Net expenses	$7,300,654
Net investment income	$9,031,788
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis), net of foreign capital gains taxes of $1,314,570	$52,772,816
Foreign currency transactions	(721,920)
Net realized gain	$52,050,896
Change in unrealized appreciation (depreciation) — Investments (identified cost basis), net of increase in accrued foreign capital gains taxes of $1,383,897	$129,698,637
Foreign currency	23,455
Net change in unrealized appreciation (depreciation)	$129,722,092
Net realized and unrealized gain	$181,772,988
Net increase in net assets from operations	$190,804,776

See notes to financial statements

Asian Small Companies Portfolio as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended August 31, 2007	Year Ended August 31, 2006
From operations — Net investment income	$9,031,788	$7,097,625
Net realized gain from investment and foreign currency transactions	52,050,896	12,898,933
Net change in unrealized appreciation (depreciation) from investments and foreign currency	129,722,092	76,997,592
Net increase in net assets from operations	$190,804,776	$96,994,150
Capital transactions — Contributions	$191,168,133	$308,905,334
Withdrawals	(177,128,352)	(88,527,355)
Net increase in net assets from capital transactions	$14,039,781	$220,377,979
Net increase in net assets	$204,844,557	$317,372,129
Net Assets
At beginning of year	$488,982,028	$171,609,899
At end of year	$693,826,585	$488,982,028

See notes to financial statements

Asian Small Companies Portfolio as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended August 31,
	2007	2006	2005		2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.14%	1.20%	1.27	%(1)	1.35%	1.52%
Expenses after custodian fee reduction	1.14%	1.20%	1.27	%(1)	1.35%	1.52%
Net investment income	1.42%	2.01%	1.76%		0.99%	1.52%
Portfolio Turnover	37%	33%	96%		120%	112%
Total Return	39.14%	41.33%	35.07%		15.00%	32.17%
Net assets, end of year (000's omitted)	$693,827	$488,982	$171,610		$113,825	$68,837

(1)  The investment adviser waived a portion of the investment adviser fee equal to 0.04% of average daily net assets for the year ended August 31, 2005. Absent this waiver, total return would be lower.

See notes to financial statements

Asian Small Companies Portfolio as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Asian Small Companies Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on January 19, 1996. The Portfolio seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2007, the Eaton Vance Asian Small Companies Fund held an approximate 40.5% interest in the Portfolio. In addition, an unregistered fund advised by the Adviser to the Portfolio held an approximate 59.5% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments.

Asian Small Companies Portfolio as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Financial Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (Lloyd George) (the Adviser), an affiliate of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500 million, 0.70% annually of average daily net assets from $500 million up to $1 billion, and at reduced rates as daily net assets exceed

Asian Small Companies Portfolio as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

that level. For the year ended August 31, 2007, the investment adviser fee was 0.74% of the Portfolio's average daily net assets and amounted to $4,710,580. In addition, an administration fee is earned by EVM for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee at the annual rate of 0.25% of the average daily net assets of the Portfolio up to $500 million, 0.23333% of average daily net assets from $500 million up to $1 billion, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2007, the administration fee was 0.25% of the Portfolio's average daily net assets and amounted to $1,570,030. Except as to Trustees of the Portfolio who are not members of the Adviser's or EVM's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administration fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $280,522,368 and $235,817,883, respectively, for the year ended August 31, 2007.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$442,739,541
Gross unrealized appreciation	$266,759,665
Gross unrealized depreciation	(17,959,184)
Net unrealized appreciation	$248,800,481

The net unrealized depreciation on foreign currency and foreign currency transactions, including foreign capital gains taxes, at August 31, 2007 on a federal income tax basis was $3,751,855.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2007. Effective September 7, 2007, the amount of the line of credit was increased to $200 million and the annual rate on the unused portion of the line of credit was reduced to 0.07%.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At August 31, 2007, there were no obligations outstanding under these financial instruments.

Asian Small Companies Portfolio as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

8  Recently Issued Accounting Pronouncement

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Asian Small Companies Portfolio as of August 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Asian Small Companies Portfolio:

We have audited the accompanying statement of assets and liabilities of Asian Small Companies Portfolio (the "Portfolio"), including the portfolio of investments as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Asian Small Companies Portfolio as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 15, 2007

Sponsor and Manager of Eaton Vance Asian Small Companies Fund
and Administrator of Asian Small Companies Portfolio
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Investment Adviser of Asian Small Companies Portfolio
Lloyd George Investment Management (Bermuda) Limited

3808 One Exchange Square
Central, Hong Kong

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Asian Small Companies Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

405-10/07  ASSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended August 31, 2006 and August 31, 2007 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during such periods.

Fiscal Years Ended	8/31/06	8/31/07

Audit Fees	$34,010	$39,210

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$7,085	$7,633

All Other Fees(3)	$0	$0

Total	$41,095	$46,843

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

During the Funds fiscal year ended August 31, 2006, $35,000 was billed by “D&T”, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control; structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal year ended August 31, 2006 and the fiscal year ended August 31, 2007; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods. For the last two fiscal years of the registrant, no non-audit fees were billed by the registrant’s principal accountant for services rendered to Lloyd George Investment Management (Hong Kong) Limited, the registrant’s investment advisor.

Fiscal Years Ended	8/31/06	8/31/07

Registrant	$7,085	$7,633

Eaton Vance(1)	$72,100	$190,525

Total	$72,885	$198,158

(1)                                  The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

tem 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	October 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	October 12, 2007

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	October 12, 2007